Leases	12 Months Ended
Dec. 31, 2013
Leases

Note L: Leases

Total lease expense for operating leases was $45,093,000, $44,177,000 and $46,314,000 for the years ended December 31, 2013, 2012 and 2011, respectively. The Corporation’s operating leases generally contain renewal and/or purchase options with varying terms. The Corporation has royalty agreements that generally require royalty payments based on tons produced or total sales dollars and also contain minimum payments. Total royalties, principally for leased properties, were $41,604,000, $43,445,000 and $36,333,000 for the years ended December 31, 2013, 2012 and 2011, respectively. The Corporation also has capital lease obligations for machinery and equipment.

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2013 are as follows:

(add 000)	Capital Leases	Operating Leases
2014	$1,525	$73,250
2015	1,806	53,949
2016	1,806	43,586
2017	1,806	34,677
2018	1,806	17,989
Thereafter	3,595	119,932
Total	12,344	$343,383
Less: imputed interest	(2,030)
Present value of minimum lease payments	10,314
Less: current capital lease obligations	(1,089)
Long-term capital lease obligations	$9,225

Of the total future minimum commitments, $81,525,000 relates to the Corporation’s contracts of affreightment.